Authorization And Basis Of Preparation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021 Agreement	Dec. 31, 2020 Agreement
Disclosure Of Basis Of Preparation [Line Items]
Employee benefits provision	33.00%	35.00%
Exchange rate for the settlement of obligation	20.5835
U.S [member]
Disclosure Of Basis Of Preparation [Line Items]
Exchange rate for the settlement of obligation	20.5835	19.9487	20.5835	20.5835	19.9487